Commitments and Contingencies - Lease contracts (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) tranche	Nov. 30, 2022 EUR (€)	Nov. 30, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Commitments and contingencies
Number of tranches upon achieving certain performance and market conditions | tranche	3
Cap of future fundraising		€ 9,300	$ 9,900
Property, plant and equipment
Commitments and contingencies
Commitments to acquire assets	€ 5,016			€ 12,003
Intangible assets
Commitments and contingencies
Commitments to acquire assets	4,344			2,731
Within one year
Commitments and contingencies
Future lease payments for non-cancellable lease contracts not yet commenced	400			0
Future payments for operating contracts	73,779			2,175
Later than one year and not later than five years
Commitments and contingencies
Future lease payments for non-cancellable lease contracts not yet commenced	1,601			1,601
Future payments for operating contracts	100,177			37,517
Thereafter
Commitments and contingencies
Future lease payments for non-cancellable lease contracts not yet commenced	0			400
Future payments for operating contracts	€ 18,558			€ 7,063